Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure

Equity Grant Practices

Following the Merger, we generally grant annual equity awards in January of each year. We also grant equity as new hire awards, generally as of their date of employment commencement. During 2025 we only made equity awards through stock options. Beginning in 2026 we are providing annual equity awards and new hire equity awards through both stock options and restricted stock units. Employees, including the NEOs, may enroll to purchase shares under the terms of our 2024 Employee Stock Purchase Plan, as amended (the “ESPP”), with purchase dates generally occurring in June and December of each year using payroll deductions accumulated during the prior six-month period. During 2025, neither the Board nor the Compensation Committee took material nonpublic information into account when determining the timing and terms of stock options, and the Company did not time the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation.

Award Timing Method	Following the Merger, we generally grant annual equity awards in January of each year. We also grant equity as new hire awards, generally as of their date of employment commencement. During 2025 we only made equity awards through stock options. Beginning in 2026 we are providing annual equity awards and new hire equity awards through both stock options and restricted stock units. Employees, including the NEOs, may enroll to purchase shares under the terms of our 2024 Employee Stock Purchase Plan, as amended (the “ESPP”), with purchase dates generally occurring in June and December of each year using payroll deductions accumulated during the prior six-month period
Award Timing, How MNPI Considered	During 2025, neither the Board nor the Compensation Committee took material nonpublic information into account when determining the timing and terms of stock options, and the Company did not time the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation.
MNPI Disclosure Timed for Compensation Value	false